CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net income/(loss)	¥ (337,953)	¥ (385,284)	¥ 489,571
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Investment (income)/loss	45,012	(141,195)	(53,581)
Gain from adjustment of contingent consideration	0	(17,419)	0
Unrealized exchange losses/(gains)	(3,410)	6,560	1,557
Depreciation of property, plant and equipment	55,859	55,459	38,318
Amortization of intangible assets	633,368	495,614	20,958
Deferred income tax	6,863	(10,940)	(14,797)
Share-based compensation	76,981	120,045	57,104
Write-down of assets	0	280,591	0
(Gains)/ Losses on disposal of property, plant and equipment	(22,993)	375	(501)
Gain on disposal of intangible assets	0	0	(10)
Share of results of equity investees	25,640	16,663	893
Allowance for doubtful accounts and credit losses	102,651	8,931	13,897
Changes in assets and liabilities, net of effects of acquisitions and disposals:
Accounts receivable	(426,800)	(384,192)	(653,530)
Bills receivable	37,424	(42,943)	(35,533)
Prepayments and other receivables	(258,732)	(154,224)	(64,520)
Due from related parties	30,996	(95,769)	(34,356)
Other current assets	(104,313)	(47)	459
Other non-current assets	(462,033)	(19,686)	(11,165)
Accounts payable	619,769	433,634	292,112
Income tax payable	9,761	(16,581)	68,021
Due to related parties	35,693	35,322	1,950
Other payables and accruals	393,262	392,608	293,073
Other non-current liabilities	70,351	24,361	0
Net cash provided by operating activities	527,396	601,883	409,920
Cash flows from investing activities
Placement of time deposits	(2,000)	(2,388,478)	(61,190)
Proceeds from maturity of time deposits	100,000	2,443,311	0
Placement of restricted cash	(6,902,089)	(334,098)	0
Proceeds from restricted cash	1,822,631	0	0
Purchase of investment in equity investees	(280,168)	(921,130)	(97,345)
Purchases of property, plant and equipment	(575,015)	(231,850)	(48,391)
Purchases of intangible assets	(33,567)	(3,607)	(7,915)
Proceeds from disposal of property, plant and equipment	67,090	42,960	1,574
Proceeds from disposal of intangible assets	445	0	672
Acquisition of finance receivables	(13,951,414)	(3,630,792)	0
Collection of finance receivables	2,844,009	854,056	0
Acquisition of subsidiaries, net of cash acquired	(56,513)	(6,118)	(107,693)
Net cash used in investing activities	(16,966,591)	(4,175,746)	(320,288)
Cash flows from financing activities
Proceeds from issuance of ordinary shares, net of issuance costs	977,954	3,370,015	0
Proceeds from issuance of subsidiary’s redeemable convertible preference shares, net of issuance costs	2,043,694	1,537,952	0
Proceeds from issuance of convertible debt	991,720	0	0
Payment of public offering expenses	0	0	(832)
Proceeds from exercise of options	20,772	5,881	29,490
Proceeds from borrowings	7,775,989	361,084	0
Repayment of borrowings	(818,076)	0	0
Proceeds from nonrecourse securitization debt	5,499,400	0	0
Repayment of nonrecourse securitization debt	(1,068,779)	0	0
Net cash provided by financing activities	15,422,674	5,274,932	28,658
Effect of exchange rate changes on cash and cash equivalents	97,636	18,332	1,523
Increase/(Decrease) in cash and cash equivalents	(918,885)	1,719,401	119,813
Cash and cash equivalents at beginning of the year	2,940,874	1,221,473	1,101,660
Cash and cash equivalents at end of the year	2,021,989	2,940,874	1,221,473
Supplemental cash flow disclosures:
Cash paid for income taxes	(130,946)	(92,039)	(44,419)
Cash paid for interest	(71,759)	(3,117)	(3,684)
Supplemental disclosures of non-cash activities:
Issuance of ordinary shares in connection with business cooperation with JD.com	0	3,045,268	0
Acquisition of subsidiaries	0	0	61,209
Purchases of property, plant and equipment	1,240	1,537	43,082
Purchases of intangible assets	291	4,258	425
Amounts receivable from exercise of options	¥ (3,488)	¥ (797)	¥ (20)